Employee Retirement Benefits (Change in Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Funded Status of the Plan
Liabilities subject to compromise	$ 4,965	$ 0	$ 4,978
Pension Benefits | U.S. plan
Change in Benefit Obligation
Benefit obligation at the beginning of the year	559	516
Service cost	0	0
Interest cost	15	21
Plan curtailments	(2)	0
Plan settlements	(88)	(33)
Benefits paid	(3)	(4)
Foreign currency exchange rate translation	0	0
Actuarial loss (gain)	41	59
Benefit obligation at the end of the year	522	559
Change in Plan Assets
Fair value of plan assets at the beginning of the year	503	452
Actual return (loss) gain on plan assets	74	84
Company contributions	2	4
Plan settlements	(88)	(33)
Benefits paid	(3)	(4)
Foreign currency exchange rate translation	0	0
Fair value of plan assets at the end of the year	488	503
Funded Status of the Plan
Plan assets less than benefit obligation	(34)	(56)
Pension Benefits | Non-U.S.
Change in Benefit Obligation
Benefit obligation at the beginning of the year	286	246
Service cost	1	1
Interest cost	5	6
Plan curtailments	0	0
Plan settlements	(5)	0
Benefits paid	(6)	(5)
Foreign currency exchange rate translation	17	5
Actuarial loss (gain)	42	33
Benefit obligation at the end of the year	340	286
Change in Plan Assets
Fair value of plan assets at the beginning of the year	228	192
Actual return (loss) gain on plan assets	28	29
Company contributions	4	5
Plan settlements	(5)	0
Benefits paid	(6)	(5)
Foreign currency exchange rate translation	9	7
Fair value of plan assets at the end of the year	258	228
Funded Status of the Plan
Plan assets less than benefit obligation	(82)	(58)
Postretirement | U.S. plan
Change in Benefit Obligation
Benefit obligation at the beginning of the year	12	12
Service cost	0	0
Interest cost	0	0
Plan curtailments	0	0
Plan settlements	0	0
Benefits paid	(1)	(1)
Foreign currency exchange rate translation	0	0
Actuarial loss (gain)	1	1
Benefit obligation at the end of the year	12	12
Change in Plan Assets
Fair value of plan assets at the beginning of the year	0	0
Actual return (loss) gain on plan assets	0	0
Company contributions	1	1
Plan settlements	0	0
Benefits paid	(1)	(1)
Foreign currency exchange rate translation	0	0
Fair value of plan assets at the end of the year	0	0
Funded Status of the Plan
Plan assets less than benefit obligation	$ (12)	$ (12)